1. Organization and Principal Activities	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization And Principal Activities
1. Organization and Principal Activities

Organization and Description of Business

Lustros, Inc. ("Lustros", and together with its consolidated subsidiaries, the "Company"), formerly Power-Save Energy Company, is a Utah corporation formed in 1980. The Company is a pre-revenue development stage company that intends to market and sell high quality food-grade copper sulfate obtained by processing copper ores and tailings at Company-owned processing facilities in Chile.

On March 9, 2012, Lustros acquired all of the outstanding capital stock and rights to acquire capital stock of Bluestone, S.A. a Chilean corporation (“Bluestone”), in exchange for 60,000,000 shares of its common stock (the "Bluestone Acquisition"). Bluestone's principal asset is a 60% equity interest in Sulfatos Chile, S.A. ("Sulfatos"), which it acquired in February 2012.

For accounting purposes, the Company has treated the Bluestone Acquisition as a reverse acquisition with Bluestone as the acquiring entity and Lustros as the acquired entity. As a result, the Company's financial statements reflect the financial information of Bluestone prior to March 9, 2012 and the combined entity on and after March 9, 2012.

On March 25, 2012, the Company sold the assets (including the "Power-Save" name) of its renewable energy and energy savings product business in which it had engaged prior to the Bluestone Acquisition, to the former management of the Company (the "Power Save Sale"). See Note 4 - Bluestone Acquisition and Power Save Sale.

On June 25, 2012, the Company created a new subsidiary, Mineraltus S.A. (“Mineraltus”), a Chilean corporation, to extract copper from the tailings (waste products) of expired copper mines to secure the raw materials to manufacture high quality, feed-grade copper sulfate. The Company owns 80% of Mineraltus.

On August 22, 2012, the Company formed Lustros Chile SpA as a 100% owned subsidiary, for the purpose of acting as a Chilean entity holding company for the Company’s Chilean subsidiaries Sulfatos, Mineraltus, and Bluestone.

Organization and Description of Business

Lustros, Inc. ("Lustros", and together with its consolidated subsidiaries, the "Company"), formally Power-Save Energy Company, is a Utah corporation formed in 1980. The Company is a pre-revenue development stage company that intends to market and sell high quality food-grade copper sulfate obtained by processing copper ores and tailings at Company-owned processing facilities in Chile.

On March 9, 2012, Lustros acquired all of the outstanding capital stock and rights to acquire capital stock of Bluestone, S.A. a Chilean corporation (“Bluestone”), in exchange for 60,000,000 shares of its common stock (the "Bluestone Acquisition"). Bluestone's principal asset is a 60% equity interest in Sulfatos Chile, S.A. ("Sulfatos"), which it acquired in February 2012.

For accounting purposes, the Company has treated the Bluestone Acquisition as a reverse acquisition with Bluestone the acquiring entity and Lustros as the acquired entity. As a result, the Company's financial statements reflect the financial information of Bluestone prior to March 9, 2012 and the combined entity on and after March 9, 2012.

On March 25, 2012, the Company sold the assets (including the "Power-Save" name) of its renewable energy and energy savings product business in which it had engaged prior to the Bluestone Acquisition, to the former management of the Company (the "Power Save Sale"). See Note 4--Bluestone Acquisition and Power Save Sale.

On June 25, 2012, the Company created a new subsidiary, Mineraltus S.A. (“Mineraltus”), a Chilean corporation, to extract copper from the tailings (waste products) of expired copper mines to secure the raw materials to manufacture high quality, feed-grade copper sulfate. The Company owns 80% of Mineraltus.

On August 22, 2012, the Company formed Lustros Chile SpA as a 100% owned subsidiary, for the purpose of acting as a Chilean entity holding company for the Company’s Chilean subsidiaries Sulfatos, Mineraltus, and Bluestone.